Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Stockholders' deficit:
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	600,000,000	600,000,000
Common stock, issued shares	299,331,673	217,154,741
Common stock, outstanding shares	299,331,673	217,154,741